Other Liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities

11. Other Liabilities
11.A Composition of Other Liabilities

As at December 31,	2023	2022
		(restated, see Note 2)
Accounts payable	$2,493	$2,354
Bank overdrafts and cash pooling	—	6
Repurchase agreements (Note 5)	2,705	2,725
Accrued expenses and taxes	4,433	4,002
Credit facilities(1)	2,330	2,339
Borrowed funds(2)	333	403
Accrued post-retirement benefit liability (Note 24)	355	268
Secured borrowings from mortgage securitization (Note 5)	2,119	2,158
Lease liabilities	989	952
Other financial liabilities (Note 5)(3)	2,449	1,996
Obligations for securities borrowing	223	73
Collateralized loan obligations (Note 5)	3,247	2,816
Deferred payments liability	240	299
Other(1)	1,739	1,718
Total other liabilities	$23,655	$22,109

(1)    Interest expense on credit facilities and other borrowings was $167 and $52 for 2023 and 2022, respectively.
(2)    The change in Borrowed funds relates to net cash flow changes of $(72) in 2023 (2022 — $(34)) and foreign exchange rate movements of $2 in 2023 (2022 — $8).
(3)    Comprises of financial liabilities related to acquisitions, including put option liabilities and financial liabilities due to NCI. Interest expense on financial liabilities related to acquisitions was $91 in 2023 (2022 — $68).

Other financial liabilities include contingent consideration payments and obligations to purchase remaining outstanding shares of certain SLC Management subsidiaries. These amounts are initially measured at fair value. For obligations to purchase remaining outstanding shares, the fair value is based on the expected average EBITDA using multiples in accordance with contractual terms as described in Note 5.A.iii. During the year, these amounts were revised to reflect the change in expected cash flows, resulting in an increase in our liability of $48 (2022 — $96), which has been recognized in the Consolidated Statements of Operations.
11.B Borrowed Funds
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2023	2022
Encumbrances on real estate	Cdn. dollars	Current — 2029	$258	$326
Encumbrances on real estate	U.S. dollars	2024	75	77
Total borrowed funds			$333	$403

Interest expense on the borrowed funds was $14 and $15 for 2023 and 2022, respectively. The aggregate maturities of borrowed funds are included in Note 6.